Annual Fund Operating Expenses - M3Sixty Onchain U.S. Government Money Market Fund [Member]	Jan. 28, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.35%	[1]
Component2 Other Expenses	161.82%
Expenses (as a percentage of Assets)	162.67%
Fee Waiver or Reimbursement	(161.54%)	[2]
Net Expenses (as a percentage of Assets)	1.13%
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2027

[1]	The Fund has entered into a Sub-Transfer Agency Agreement with CERES Coin TA, LLC to perform various on-chain sub-transfer agency, registrar, and shareholder services on behalf of the Fund and its shareholders.
[2]	M3Sixty Capital, LLC (the “Adviser”) has contractually agreed to reduce its fees and to reimburse expenses, at least through December 31, 2027, to ensure that total annual Fund operating expenses after fee waivers and reimbursements (exclusive of interest, borrowing expenses, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage fees and commissions, dividend expenses on short sales, sub-transfer agency fees and other shareholder service fees, litigation expenses, expenditures which are capitalized in accordance with generally accepted accounting principles and, other extraordinary expenses not incurred in the ordinary course of such Fund’s business) will not exceed 0.78% of each share class’s average daily net assets attributable to the investor. These fee waivers and expense reimbursements are subject to recoupment from the Fund within three years of the date on which the waiver or reimbursement occurs, provided that the recoupment payments do not cause Total Annual Fund Operating Expenses (after the repayment is taken into account) to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. This agreement may be terminated only by the Board of Trustees (the “Board”) on 60 days’ written notice to the Fund’s Adviser.